Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue Disaggregation
Revenues	¥ 45,286,816	$ 6,565,971	¥ 27,009,779	¥ 9,456,609
Vehicle sales [Member]
Revenue Disaggregation
Revenues	44,106,434	6,394,832	26,128,469	9,282,703
Other Sales And Services [Member]
Revenue Disaggregation
Revenues	¥ 1,180,382	$ 171,139	¥ 881,310	¥ 173,906